Fair Value Measurements (Changes In Components Of Accumulated Other Comprehensive (Income) Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Cumulative translation adjustments—net of tax	[1]	$ 508	$ (1,249)	$ (62)
Reclassification of derivative losses (gains) to earnings—net of tax		30		(332)
Change in fair value of derivatives—net of tax		300		133
Net unrealized (gain) loss on derivatives—net of tax	[2]	330		(199)
Other comprehensive income (loss)—net of tax		$ 838	$ (1,249)	$ (261)

[1]	Net of income tax (provision) benefit of $(338), $827 and $41 for the years ended December 31, 2016, 2015 and 2014, respectively.
[2]	Net of income tax (provision) benefit of $216 and $(132) for the years ended December 31, 2016 and 2014, respectively.